UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

December 31, 2022
Annual Report
T. ROWE PRICE
Equity Market Index Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Equity Market Index Funds
HIGHLIGHTS
Each of the three Equity Market Index Funds produced negative returns in 2022 but closely tracked their respective benchmarks.
Most sectors of the U.S. stock market produced negative returns during the
12-month period. Equities plunged as Russia’s assault on Ukraine, surging commodity prices, elevated inflation, and rising interest rates weighed heavily on the economy and financial markets.
Using full replication and sampling strategies, we kept the composition and other attributes of the index funds similar to those of their benchmarks.
The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task, however, is to use full replication or sampling strategies so that the Equity Market Index Funds are structured like major U.S. equity indexes and closely track their performance.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Equity Market Index Funds
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply in 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot, gaining more than
60% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over commodity supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by year-
end. November’s consumer price index data showed headline inflation rising
7.1% on a 12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central banks tightened monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Fed, which at the end of
2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25% to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury yield curve as the Fed tightened monetary policy, with the yield on the benchmark 10-year
U.S. Treasury note climbing from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity Treasuries experienced the largest yield increases. The

T. ROWE PRICE Equity Market Index Funds

sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering its worst year on record. (Bond prices and yields move in opposite directions.)
As the period came to an end, the economic backdrop appeared mixed.
Although manufacturing gauges have drifted toward contraction levels, the U.S.
jobs market remained resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid rising mortgage rates.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved markedly, although U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Equity Market Index Funds
Management’s Discussion of Fund Performance

EQUITY INDEX 500 FUND
INVESTMENT OBJECTIVE
The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Equity Index 500 Fund returned -18.28% versus -18.11% for its benchmark, the S&P 500 Index. The fund’s performance tends to slightly lag that of the index due to operating and management expenses. (Performance for the fund’s I Class and Z Class shares will vary due to different fee structures.
Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Most sectors in the S&P 500
Index produced negative
returns in 2022. Large-
cap U.S. stocks plunged as
Russia’s assault on Ukraine,
surging commodity prices,
elevated inflation, and rising
interest rates weighed heavily
on the economy and financial
markets. By the summer of 2022, the S&P 500 Index and several other equity indexes entered “bear market” territory, meaning that they had fallen at least
20% from their recent highs.
Within our portfolio, information technology stocks detracted the most in absolute terms. Software, semiconductors, and hardware companies were among the worst performers in the portfolio, with bellwethers Microsoft,
NVIDIA, and Apple being particularly weak. Shares of these tech giants fell with other technology names, as the sector was hit by fears that supply chain issues and inflationary pressures would slow demand. Also, rising interest rates tend to hurt growth stocks by reducing the present value of their future profits.
(Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Equity Index 500 Fund –
.
2.20% -18.28%
Equity Index 500 Fund–
.
I  Class 2.29 -18.15
Equity Index 500 Fund–
.
Z  Class 2.31 -18.11
S&P 500 Index 2.31 -18.11

T. ROWE PRICE Equity Market Index Funds

The consumer discretionary sector also exhibited negative returns. The automobiles segment detracted the most from absolute results, as leading electric automobile maker Tesla tumbled during the year. The stock sank amid a number of negative data points, including continued controversy surrounding Chief Executive Officer Elon Musk’s acquisition of Twitter, reports of fatal crashes involving the company’s Model 3 autopilot feature, and concerns that macro pressures from higher financing rates and a weaker consumer could hamper demand in the near term. The internet and direct marketing segment also lagged. Shares of Amazon.com fell sharply on a series of disappointing earnings results, with the firm struggling to combat slowing growth and over-staffing as pandemic-driven demand receded. Near the end of the year, the company projected that fourth-quarter sales would be well below analysts’ expectations.
Conversely, energy shares
surged for the 12-month
period. Energy companies
were by far the top
contributors in our portfolio,
led by ExxonMobil and
Chevron. Many large oil
companies reported record
profits during the first
quarter of 2022, as many
countries decided to find
alternatives to Russian energy
exports, resulting in higher
oil, gasoline, and natural
gas prices. Oil companies
ConocoPhillips, Marathon
Petroleum, and Occidental
Petroleum also contributed
to our results, while energy
equipment and services
company Schlumberger
added value to a lesser extent.
The health care sector exhibited mostly flat returns during the 12-month period. The pharmaceuticals segment performed best, with Merck and Eli
Lilly being the top performers. Biotechnology names also contributed to results, with our position in AbbVie being particularly strong. Conversely, health care equipment and supplies companies weighed on results, with Abbott
Laboratories and Medtronic being especially weak.
SECTOR DIVERSIFICATION
Periods Ended 6/30/22 12/31/22
Information Technology 26.6% 25.5%
Health Care 15.1  15.8
Financials 10.8  11.5
Consumer Discretionary 10.5  9.7
Industrials and Business
Services 7.9  8.9
Communication Services 8.8  7.3
Consumer Staples 7.0  7.1
Energy 4.3  5.2
Utilities 3.1  3.2
Materials 2.6  2.7
Real Estate 2.9  2.7
Other and Reserves 0.4  0.4
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Equity Market Index Funds

TOTAL EQUITY MARKET INDEX FUND
INVESTMENT OBJECTIVE
The fund seeks to match the performance of the entire U.S. stock market.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Total Equity Market Index Fund returned -19.61% versus -19.53% for its benchmark, the S&P Total Market Index. Fund performance tends to slightly lag that of the index due to operating and management expenses. ( Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Within our portfolio,
information technology
stocks detracted the most
in absolute terms. Software,
semiconductors, and
hardware companies were
among the worst performers in the portfolio, with bellwethers Microsoft,
NVIDIA, and Apple being particularly weak. Shares of these tech giants fell with other technology names, as the sector was hit by fears that supply chain issues and inflationary pressures would slow demand. Also, rising interest rates tend to hurt growth stocks by reducing the present value of their future profits.
(Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
The consumer discretionary sector also exhibited negative returns. The automobiles segment detracted the most from absolute results, as leading electric automobile maker Tesla tumbled during the year. The stock sank amid a number of negative data points, including continued controversy surrounding Chief Executive Officer Elon Musk’s acquisition of Twitter, reports of fatal crashes involving the company’s Model 3 autopilot feature, and concerns that macro pressures from higher financing rates and a weaker consumer could hamper demand in the near term. The internet and direct marketing segment also lagged. Shares of Amazon.com fell sharply on a series of disappointing earnings results, with the firm struggling to combat slowing growth and over-staffing as pandemic-driven demand receded. Near the end of the year, the company projected that fourth-quarter sales would be well below analysts’ expectations.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Total Equity Market Index
Fund –
.
2.22% -19.61%
S&P Total Market Index 2.29 -19.53

T. ROWE PRICE Equity Market Index Funds

The utilities sector, one of the smallest in the index and the portfolio, exhibited flat returns during the 12-month period. Utilities stocks, which tend to have above-average dividend yields, often behave like bonds in response to interest rate movements. However, during times of economic uncertainty, investors often favor utilities because their businesses tend to be stable. Within the sector, multi-utility companies performed worst, with Dominion Energy being the primary laggard. On the other hand, electric utilities companies mildly contributed to portfolio results, with Constellation Energy being the top contributor.
Conversely, energy shares
surged for the 12-month
period. Energy companies
were by far the top
contributors in our portfolio,
led by ExxonMobil and
Chevron. Many large oil
companies reported record
profits during the first
quarter of 2022, as many
countries decided to find
alternatives to Russian energy
exports, resulting in higher
oil, gasoline, and natural
gas prices. Oil companies
ConocoPhillips, Marathon
Petroleum, and Occidental
Petroleum also contributed
to our results, while energy
equipment and services
company Schlumberger
added value to a lesser extent.
SECTOR DIVERSIFICATION
Periods Ended 6/30/22 12/31/22
Information Technology 25.5% 24.3%
Health Care 14.8  15.5
Financials 11.5  12.3
Consumer Discretionary 10.5  9.8
Industrials and Business
Services 8.9  9.8
Communication Services 8.1  6.8
Consumer Staples 6.3  6.6
Energy 4.3  5.1
Real Estate 3.6  3.2
Utilities 3.0  3.0
Materials 2.9  3.1
Other and Reserves 0.6  0.5
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Equity Market Index Funds

EXTENDED EQUITY MARKET INDEX FUND
INVESTMENT OBJECTIVE
The fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization U.S. stocks.
FUND COMMENTARY
How did the fund perform in the past 12 months?
Small- and mid-cap U.S. stocks produced negative returns in 2022. The
Extended Equity Market Index Fund returned -26.00% versus -26.54% for its benchmark, the S&P Completion Index. It is unusual for the fund to outperform the index; the fund usually lags the benchmark slightly due to operating and management expenses. ( Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Within our portfolio,
information technology (IT)
stocks detracted the most in
absolute terms. Software, IT
services, and semiconductor
companies were among
the worst performers in the portfolio, with Datadog, Snowflake, and Marvell
Technology being particularly weak. Shares of these companies fell with other technology names, as the sector was hit by fears that supply chain issues and inflationary pressures would slow demand. Also, rising interest rates tend to hurt growth stocks by reducing the present value of their future profits. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
The consumer discretionary sector also exhibited negative returns, as the specialty retail segment performed worst. Shares of Carvana, which operates an online retail platform for used cars, declined following an earnings report that fell significantly short of expectations. The company is experiencing various headwinds, including pandemic-related labor shortages and severe weather on the supply side as well as slowing demand amid elevated used car prices and rising interest rates. Investors were also discouraged by Carvana’s withdrawal of forward guidance for the remainder of the year. The hotel, restaurant, and leisure segment also lagged, as Airbnb struggled.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Extended Equity Market
Index Fund –
.
2.42% -26.00%
S&P Completion Index 2.16 -26.54

T. ROWE PRICE Equity Market Index Funds

The utilities sector, one of the smallest in the index and the portfolio, exhibited flat returns during the 12-month period. Utilities stocks, which tend to have above-average dividend yields, often behave like bonds in response to interest rate movements. However, during times of economic uncertainty, investors often favor utilities because their businesses tend to be stable. Within the sector, independent power and renewable electricity producers were the weakest performers, with Sunnova Energy International being the primary laggard. On the other hand, multi-utilities companies contributed to portfolio performance, with Unitil performing best.
Conversely, energy shares
advanced for the 12-month
period. Energy companies
were the top performers
in our portfolio, led by
Cheniere Energy and Texas
Pacific Land, which receives
royalties from oil extracted
and water resources used by
exploration and production
companies on its land in
the Permian Basin. Many
oil companies reported
strong profits during the first
quarter of 2022, as many
countries decided to find
alternatives to Russian energy
exports, resulting in higher
oil, gasoline, and natural
gas prices. Oil companies
EQT and Murphy Oil also
contributed to our results,
while energy equipment and services companies TechnipFMC—a provider of subsea oil services—and NOV added value to a lesser extent.
How are the Equity Market Index Funds positioned?
The Equity Market Index Funds, which tend to closely track their benchmarks, offer broad exposure to different sectors of the U.S. stock market, and each fund’s sector allocations are consistent with those of its benchmark. As such, changes in each portfolio’s sector diversification and other overall characteristics reflect changes in the composition of the indexes, rather than strategic shifts that are typical of an actively managed fund. Since the portfolios
SECTOR DIVERSIFICATION
Periods Ended 6/30/22 12/31/22
Information Technology 19.7% 18.0%
Financials 15.9  15.8
Industrials and Business
Services 14.3  15.8
Health Care 13.3  13.8
Consumer Discretionary 10.5  11.2
Real Estate 7.6  6.5
Energy 4.5  4.9
Materials 4.3  4.3
Communication Services 3.8  3.8
Consumer Staples 3.0  3.1
Utilities 2.6  2.2
Other and Reserves 0.5  0.6
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Equity Market Index Funds

are designed to track their indexes, they do not have the flexibility to shift assets toward stocks or sectors that are rising or away from those that are declining. The funds’ expenses are generally low, which allows investors to retain more of their returns.
As a reminder, the Equity Market Index Funds are designed for investors who want to harness the potential for long-term capital appreciation from broad exposure to large-cap U.S. stocks, the entire U.S. stock market, or small- and mid-cap U.S. stocks. The portfolios could serve as core holdings in an investor’s portfolio, as they offer attributes that many investors will find appealing. The portfolios intend to be diversified in approximately the same proportion as the indexes they track are diversified. (Diversification cannot assure a profit or protect against loss in a declining market.)
The Equity Index 500 Fund uses a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the S&P 500
Index. The fund seeks to maintain holdings of each stock in proportion to its weight in the index. The Total Equity Market Index Fund and the Extended
Equity Market Index Fund use a sampling strategy, which involves investing substantially all of their assets in a group of stocks representative of the sector allocations, financial characteristics, and other attributes of the S&P Total
Market Index and S&P Completion Index, respectively. These two funds do not attempt to fully replicate their indexes by owning each of the stocks in them.
All three index funds may occasionally invest in securities such as futures and exchange-traded funds so that they can accommodate cash flows and remain fully invested.
What is portfolio management’s outlook?
Slowing growth, volatile geopolitics, tightening global monetary policies, and elevated inflation created a challenging market environment for investors throughout 2022. Continued aggressive action by the U.S. Federal Reserve has dampened hopes of softening monetary tightening and accelerated market fears of a U.S. recession. Overseas economic conditions remain challenging, too. Recession risks in Europe have increased as the war in Ukraine has waged on, and there are concerns about China’s growth outlook, even though the country has been taking steps to roll back its zero-COVID policies and reopen its economy.

T. ROWE PRICE Equity Market Index Funds

The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task, however, is not to determine which stocks or sectors may perform best in the period ahead.
As always, our intention is to use full replication or sampling strategies so that the Equity Market Index Funds are structured like major U.S. equity indexes and closely track their performance.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Equity Market Index Funds

RISKS OF INVESTING IN THE EQUITY MARKET INDEX FUNDS
Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the funds invest may decline due to general weakness in the U.S. stock market, such as when the U.S.
financial markets decline, or because of factors that affect a particular company or industry.
Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes and may suffer sharper price declines as a result of earnings disappointments.
Funds that invest in small and medium-sized companies could be more volatile than funds that are exposed to only large companies. Small and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Smaller companies may have limited trading markets and tend to be more sensitive to changes in overall economic conditions.
Because the funds are passively managed, holdings are generally not reallocated based on changes in market conditions or the outlook for a specific security, industry, or market sector. As a result, the funds’ performance may lag the performance of actively managed funds. Funds that use a sampling strategy (and thus do not attempt to fully replicate their benchmark indexes)
have a greater potential for their performance to deviate from that of their benchmarks.)
BENCHMARK INFORMATION
Note: The S&P 500 Index, S&P Total Market Index, and S&P Completion
Index are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”) and have been licensed for use by T. Rowe Price.
Standard &  Poor’s
®
and S&P
®
 are registered trademarks of Standard & Poor’s
Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones
®
is a
registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”);
T. Rowe Price is not sponsored, endorsed, sold or promoted by SPDJI, Dow

T. ROWE PRICE Equity Market Index Funds

Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P
500 Index, S&P Total Market Index, and S&P Completion Index.
PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Equity Index 500 Fund
Percent of
Net Assets
12/31/22
Apple 6.0%
Microsoft 5.5
Alphabet 3.1
Amazon.com 2.3
Berkshire Hathaway 1.7
UnitedHealth Group 1.5
Johnson & Johnson 1.4
Exxon Mobil 1.4
JPMorgan Chase 1.2
NVIDIA 1.1
Procter & Gamble 1.1
Visa 1.1
Tesla 1.0
Home Depot 1.0
Chevron 1.0
Mastercard 0.9
Eli Lilly 0.9
Pfizer 0.9
AbbVie 0.9
Merck 0.9
Meta Platforms 0.8
PepsiCo 0.8
Coca-Cola 0.8
Bank of America 0.7
Broadcom 0.7
Total 38.7%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Equity Market Index Funds

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Total Equity Market Index Fund
Percent of
Net Assets
12/31/22
Apple 5.1%
Microsoft 4.7
Alphabet 2.7
Amazon.com 2.0
Berkshire Hathaway 1.4
UnitedHealth Group 1.3
Johnson & Johnson 1.2
Exxon Mobil 1.2
JPMorgan Chase 1.0
NVIDIA 1.0
Visa 0.9
Procter & Gamble 0.9
Home Depot 0.9
Tesla 0.9
Chevron 0.9
Mastercard 0.8
AbbVie 0.8
Eli Lilly 0.8
Meta Platforms 0.7
Pfizer 0.7
Merck 0.7
Coca-Cola 0.7
PepsiCo 0.7
Bank of America 0.6
Broadcom 0.6
Total 33.2%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Equity Market Index Funds

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Extended Equity Market Index Fund
Percent of
Net Assets
12/31/22
Blackstone 0.9%
Uber Technologies 0.9
Palo Alto Networks 0.7
Snowflake 0.7
Lululemon Athletica 0.7
Cheniere Energy 0.6
Workday 0.6
Airbnb 0.6
Marvell Technology 0.6
Block 0.6
Alnylam Pharmaceuticals 0.5
Apollo Global Management 0.5
KKR 0.5
Horizon Therapeutics 0.5
Ferguson 0.5
VMware 0.4
Crowdstrike Holdings 0.4
Veeva Systems 0.4
Insulet 0.4
Trade Desk 0.4
Atlassian 0.3
Sun Communities 0.3
BioMarin Pharmaceutical 0.3
Datadog 0.3
Markel 0.3
Total 12.9%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Equity Market Index Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
EQUITY INDEX 500 FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Equity Market Index Funds

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Equity Index 500 Fund –
.
-18.28% 9.22% 12.32% – –
Equity Index 500 Fund–
.
I  Class -18.15 9.36 – 11.37% 8/28/15
Equity Index 500 Fund–
.
Z  Class -18.11 – – 20.46 3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.
com) or contact a T. Rowe Price representative at 1 - 800 - 225 - 5132 or, for
0.02
I and
0.03
Z Class shares,
1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative) returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Equity Market Index Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
TOTAL EQUITY MARKET INDEX FUND
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Total Equity Market Index Fund –
.
-19.61% 8.31% 11.82%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Equity Market Index Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
EXTENDED EQUITY MARKET INDEX FUND
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Extended Equity Market Index Fund –
.
-26.00% 4.63% 9.46%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Equity Market Index Funds

EXPENSE RATIOS
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the Equity Index 500 Fund has three share classes: The original share class
(Investor Class) charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z
Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of
T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Equity Index 500 Fund 0.15%
Equity Index 500 Fund–I Class 0.09
Equity Index 500 Fund–Z Class 0.05
Total Equity Market Index Fund 0.20
Extended Equity Market Index Fund 0.23
The expense ratios shown are as of the funds’ most recent prospectus. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, include acquired fund fees and expenses but do not include fee or expense waivers.

T. ROWE PRICE Equity Market Index Funds

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe
Price Services or accounts maintained by intermediaries through NSCC
®
Networking. If you are
subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
EQUITY INDEX 500 FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Investor Class
Actual $1,000.00 $1,022.00 $1.07
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.15   1.07
I Class
Actual   1,000.00   1,022.90   0.25
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.95   0.26
Z Class
Actual   1,000.00   1,023.10   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.21%, the
2
I Class
was 0.05%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Equity Market Index Funds

TOTAL EQUITY MARKET INDEX FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Actual $1,000.00 $1,022.20 $1.02
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.20   1.02
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.20%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.
EXTENDED EQUITY MARKET INDEX FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Actual $1,000.00 $1,024.20 $1.28
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.95   1.28
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.25%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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Whether you want to put away more money for retirement, for a child’s education, or
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RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
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2
offers
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Gifts and transfers to a
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Trust
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Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202302-2582494
C50-050 02/23

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
POMIX Total Equity Market Index
Fund –
.

T. ROWE PRICE Total Equity Market Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 51 .79 $ 41 .94 $ 35 .56 $ 27 .69 $ 30 .13
Investment activities
Net investment income
(1)(2)
0 .59 0 .49 0 .54 0 .52 0 .52
Net realized and unrealized gain/
loss ( 10 .74 ) 10 .15 6 .49 7 .96 ( 2 .16 )
Total from investment activities ( 10 .15 ) 10 .64 7 .03 8 .48 ( 1 .64 )
Distributions
Net investment income ( 0 .60 ) ( 0 .53 ) ( 0 .49 ) ( 0 .54 ) ( 0 .49 )
Net realized gain ( 0 .01 ) ( 0 .26 ) ( 0 .16 ) ( 0 .07 ) ( 0 .31 )
Total distributions ( 0 .61 ) ( 0 .79 ) ( 0 .65 ) ( 0 .61 ) ( 0 .80 )
NET ASSET VALUE
End of period $ 41 .03 $ 51 .79 $ 41 .94 $ 35 .56 $ 27 .69
Ratios/Supplemental Data
Total return
(2)(3)
( 19 .61 ) % 25 .41% 19 .82% 30 .67% ( 5 .59 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .21% 0 .26% 0 .30% 0 .30% 0 .30%
Net expenses after waivers/
payments by Price Associates 0 .21% 0 .26% 0 .30% 0 .30% 0 .30%
Net investment income 1 .34% 1 .03% 1 .52% 1 .60% 1 .69%
Portfolio turnover rate 4 .8% 20 .0% 10 .1% 4 .7% 6 .5%
Net assets, end of period (in
millions) $1,870 $2,661 $2,431 $2,116 $1,630
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Total Equity Market Index Fund
December 31, 2022

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 6.8%
Diversified Telecommunication Services 0.9%
AT&T  324,945 5,982
ATN International  11,856 537
Iridium Communications  (1) 13,200 678
Liberty Global, Class A  (1) 9,307 176
Liberty Global, Class C  (1) 6,207 121
Lumen Technologies  65,680 343
Verizon Communications  208,724 8,224
16,061
Entertainment 1.3%
Activision Blizzard  32,462 2,485
AMC Entertainment Holdings, Class A  (1)(2) 16,045 65
Electronic Arts  11,800 1,442
Liberty Media-Liberty Formula One, Class A  (1) 8,200 438
Liberty Media-Liberty Formula One, Class C  (1) 14,600 873
Live Nation Entertainment  (1) 9,072 633
Madison Square Garden Sports  533 98
Netflix  (1) 22,173 6,538
Playtika Holding  (1) 34,200 291
ROBLOX, Class A  (1) 17,768 506
Roku  (1) 7,141 291
Take-Two Interactive Software  (1) 7,167 746
Walt Disney  (1) 91,524 7,951
Warner Bros Discovery  (1) 106,624 1,011
Warner Music Group, Class A  9,761 342
23,710
Interactive Media & Services 3.5%
Alphabet, Class A  (1) 296,579 26,167
Alphabet, Class C  (1) 263,844 23,411
fuboTV  (1) 13,306 23
IAC  (1) 4,600 204
Match Group  (1) 14,923 619
Meta Platforms, Class A  (1) 112,767 13,571
Pinterest, Class A  (1) 33,221 807
Snap, Class A  (1) 44,822 401
Vimeo  (1) 25,908 89
Ziff Davis  (1) 2,400 190
ZoomInfo Technologies, Class A  (1) 12,000 361
65,843
Media 0.8%
AMC Networks, Class A  (1) 725 11

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Charter Communications, Class A  (1) 4,006 1,358
Comcast, Class A  205,719 7,194
DISH Network, Class A  (1) 40,830 573
Fox, Class A  10,361 315
Gray Television  23,300 261
Interpublic Group  8,939 298
Liberty Broadband, Class C  (1) 2,000 153
New York Times, Class A  7,800 253
News, Class A  32,096 584
News, Class B  23,655 436
Nexstar Media Group, Class A  913 160
Omnicom Group  6,900 563
Paramount Global, Class B  50,294 849
Scholastic  10,500 414
Sirius XM Holdings  (2) 16,900 99
TEGNA  10,400 220
Trade Desk, Class A  (1) 31,000 1,390
15,131
Wireless Telecommunication Services 0.3%
Shenandoah Telecommunications  16,502 262
Telephone & Data Systems  17,000 178
T-Mobile U.S.  (1) 31,500 4,410
4,850
Total Communication Services 125,595
CONSUMER DISCRETIONARY 9.8%
Auto Components 0.2%
Aptiv (1) 7,000 652
Autoliv  9,000 689
BorgWarner  16,517 665
Horizon Global  (1) 19,120 7
Lear  1,400 174
Mobileye Global, Class A  (1) 10,760 377
Modine Manufacturing  (1) 22,150 440
QuantumScape  (1)(2) 31,500 179
Visteon  (1) 3,600 471
XPEL  (1) 2,100 126
3,780
Automobiles 1.1%
Ford Motor  173,152 2,014
General Motors  59,820 2,012
Rivian Automotive, Class A  (1) 32,903 607
Tesla  (1) 130,298 16,050
Thor Industries  (2) 4,800 362

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Winnebago Industries  4,499 237
21,282
Distributors 0.1%
Genuine Parts  4,800 833
LKQ  12,600 673
Pool  1,205 364
1,870
Diversified Consumer Services 0.1%
Adtalem Global Education  (1) 8,500 302
Bright Horizons Family Solutions  (1) 9,096 574
Frontdoor  (1) 8,450 176
H&R Block  11,652 425
Service Corp International  2,800 193
Strategic Education  5,600 439
2,109
Hotels, Restaurants & Leisure 2.1%
Airbnb, Class A  (1) 14,897 1,274
Aramark  9,000 372
BJ's Restaurants  (1) 2,900 76
Booking Holdings  (1) 2,046 4,123
Boyd Gaming  6,500 354
Caesars Entertainment  (1) 5,784 241
Carnival  (1) 36,330 293
Cheesecake Factory  (2) 1,700 54
Chipotle Mexican Grill  (1) 1,470 2,040
Chuy's Holdings  (1) 11,200 317
Cracker Barrel Old Country Store  1,524 144
Darden Restaurants  3,800 526
Domino's Pizza  2,700 935
DraftKings, Class A  (1)(2) 37,700 429
Expedia Group  (1) 5,790 507
Hilton Grand Vacations  (1) 5,040 194
Hilton Worldwide Holdings  13,699 1,731
Jack in the Box  818 56
Las Vegas Sands  (1) 20,172 970
Light & Wonder  (1) 2,700 158
Marriott International, Class A  14,956 2,227
Marriott Vacations Worldwide  2,386 321
McDonald's  36,703 9,672
MGM Resorts International  25,900 868
Norwegian Cruise Line Holdings  (1) 19,254 236
Papa John's International  1,800 148
Penn Entertainment  (1) 9,484 282
Planet Fitness, Class A  (1) 4,261 336

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Royal Caribbean Cruises  (1) 10,000 494
SeaWorld Entertainment  (1) 9,400 503
Six Flags Entertainment  (1) 6,826 159
Starbucks  59,838 5,936
Travel + Leisure  8,330 303
Vail Resorts  2,100 501
Wendy's  17,675 400
Wingstop  3,000 413
Wyndham Hotels & Resorts  5,130 366
Wynn Resorts  (1) 6,906 570
Yum! Brands  9,300 1,191
39,720
Household Durables 0.5%
DR Horton  15,100 1,346
Ethan Allen Interiors  18,600 491
Garmin  7,417 684
Helen of Troy  (1) 1,300 144
Hovnanian Enterprises, Class A  (1) 3,343 141
iRobot  (1) 2,200 106
La-Z-Boy  9,300 212
Leggett & Platt  3,300 106
Lennar, Class A  11,393 1,031
MDC Holdings  10,345 327
Meritage Homes  (1) 6,896 636
Mohawk Industries  (1) 2,113 216
Newell Brands  17,554 230
NVR  (1) 210 969
PulteGroup  1,340 61
Taylor Morrison Home  (1) 14,879 452
TopBuild  (1) 3,033 475
Tri Pointe Homes  (1) 29,100 541
Whirlpool  2,822 399
8,567
Internet & Direct Marketing Retail 2.1%
Amazon.com (1) 438,880 36,866
DoorDash, Class A  (1) 14,800 723
eBay  20,800 863
Etsy  (1) 5,142 616
Overstock.com  (1) 3,900 75
PetMed Express  (2) 15,900 281
Wayfair, Class A  (1) 6,518 214
39,638
Leisure Products 0.1%
Brunswick  7,200 519

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hasbro  6,700 409
Mattel  (1) 27,100 483
Peloton Interactive, Class A  (1) 31,681 252
Polaris  2,500 252
YETI Holdings  (1) 4,600 190
2,105
Multiline Retail 0.4%
Big Lots  (2) 2,000 29
Dollar General  12,408 3,056
Dollar Tree  (1) 13,293 1,880
Nordstrom  (2) 4,956 80
Ollie's Bargain Outlet Holdings  (1) 4,699 220
Target  20,100 2,996
8,261
Specialty Retail 2.4%
Advance Auto Parts  1,150 169
American Eagle Outfitters  18,850 263
AutoZone  (1) 1,010 2,491
Bath & Body Works  13,500 569
Bed Bath & Beyond  (1)(2) 14,600 37
Best Buy  10,000 802
Burlington Stores  (1) 5,800 1,176
CarMax  (1) 3,491 213
Conn's  (1) 14,100 97
Container Store Group  (1) 42,756 184
Dick's Sporting Goods  3,600 433
Five Below  (1) 2,704 478
Floor & Decor Holdings, Class A  (1) 8,891 619
Foot Locker  3,003 114
GameStop, Class A  (1)(2) 8,800 162
Group 1 Automotive  1,200 216
Home Depot  51,778 16,355
Lithia Motors  1,300 266
LL Flooring Holdings  (1) 28,600 161
Lowe's  29,400 5,858
Murphy USA  1,200 335
O'Reilly Automotive  (1) 3,782 3,192
Petco Health & Wellness  (1)(2) 12,000 114
Rent-A-Center  9,052 204
RH  (1)(2) 1,100 294
Ross Stores  21,900 2,542
Sleep Number  (1) 3,650 95
TJX  63,000 5,015
Tractor Supply  3,500 787
Ulta Beauty  (1) 3,360 1,576

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Urban Outfitters  (1) 300 7
Victoria's Secret  (1) 9,080 325
Williams-Sonoma  2,266 260
45,409
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings  (1) 2,105 121
Carter's  3,300 246
Columbia Sportswear  3,600 315
Crocs  (1) 5,200 564
Deckers Outdoor  (1) 1,568 626
Lululemon Athletica  (1) 4,018 1,287
Movado Group  6,600 213
NIKE, Class B  65,900 7,711
Ralph Lauren  3,000 317
Rocky Brands  4,000 94
Skechers USA, Class A  (1) 11,600 487
Tapestry  15,446 588
Unifi  (1) 21,432 184
VF  10,200 282
13,035
Total Consumer Discretionary 185,776
CONSUMER STAPLES 6.6%
Beverages 1.7%
Boston Beer, Class A  (1) 700 231
Brown-Forman, Class B  9,200 604
Celsius Holdings  (1) 1,467 153
Coca-Cola  199,493 12,690
Coca-Cola Consolidated  350 179
Constellation Brands, Class A  9,781 2,267
Keurig Dr Pepper  50,654 1,806
Molson Coors Beverage, Class B  4,202 216
Monster Beverage  (1) 20,700 2,102
PepsiCo  68,471 12,370
32,618
Food & Staples Retailing 1.4%
BJ's Wholesale Club Holdings  (1) 7,600 503
Casey's General Stores  2,181 489
Chefs' Warehouse  (1) 7,700 256
Costco Wholesale  23,000 10,500
Fresh Market, EC  (1)(3) 3,800 —
Kroger  32,200 1,435
Performance Food Group  (1) 12,000 701
Rite Aid  (1)(2) 34,420 115
Sysco  20,526 1,569

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
United Natural Foods  (1) 4,400 170
Walgreens Boots Alliance  21,374 799
Walmart  72,548 10,287
26,824
Food Products 1.3%
Archer-Daniels-Midland  22,472 2,087
Bunge  3,671 366
Campbell Soup  10,080 572
Conagra Brands  40,325 1,561
Darling Ingredients  (1) 16,200 1,014
Flowers Foods  24,789 712
Fresh Del Monte Produce  9,900 259
Freshpet  (1) 3,934 208
General Mills  32,788 2,749
Hershey  7,638 1,769
Hormel Foods  11,000 501
Ingredion  5,200 509
J M Smucker  1,716 272
John B. Sanfilippo & Son  3,400 276
Kellogg  8,607 613
Kraft Heinz  42,959 1,749
Lamb Weston Holdings  6,162 551
McCormick  10,556 875
Mondelez International, Class A  71,976 4,797
Post Holdings  (1) 3,120 282
Simply Good Foods  (1) 7,018 267
Tootsie Roll Industries  2,629 112
TreeHouse Foods  (1) 7,354 363
Tyson Foods, Class A  15,309 953
23,417
Household Products 1.3%
Church & Dwight  12,200 984
Clorox  4,186 587
Colgate-Palmolive  33,500 2,640
Energizer Holdings  4,298 144
Kimberly-Clark  21,700 2,946
Procter & Gamble  112,493 17,049
24,350
Personal Products 0.2%
BellRing Brands  (1) 9,955 255
Edgewell Personal Care  4,448 171
Estee Lauder, Class A  12,400 3,077
Herbalife Nutrition  (1) 20,600 307
3,810

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tobacco 0.7%
Altria Group  81,400 3,721
Philip Morris International  82,200 8,319
Vector Group  10,255 122
12,162
Total Consumer Staples 123,181
ENERGY 5.1%
Energy Equipment & Services 0.5%
Baker Hughes  36,900 1,090
ChampionX  15,100 438
DMC Global  (1) 8,900 173
ENGlobal  (1)(2) 146,000 112
Halliburton  47,729 1,878
Helmerich & Payne  13,374 663
NOV  47,406 990
Oceaneering International  (1) 32,733 572
Schlumberger  65,911 3,524
TechnipFMC  (1) 61,202 746
10,186
Oil, Gas & Consumable Fuels 4.6%
APA  25,986 1,213
Callon Petroleum  (1) 15,400 571
Cheniere Energy  11,400 1,710
Chevron  88,950 15,966
Chord Energy  2,136 292
Civitas Resources  9,500 550
CNX Resources  (1) 19,300 325
ConocoPhillips  60,833 7,178
Coterra Energy  33,408 821
Denbury  (1) 300 26
Devon Energy  36,063 2,218
Diamondback Energy  8,000 1,094
Dorian LPG  25,400 481
DT Midstream  14,491 801
EOG Resources  32,881 4,259
EQT  15,300 518
Equitrans Midstream  20,759 139
Exxon Mobil  200,833 22,152
Hess  12,700 1,801
Kinder Morgan  71,077 1,285
Magnolia Oil & Gas, Class A  29,052 681
Marathon Oil  38,702 1,048
Marathon Petroleum  29,199 3,398
Murphy Oil  17,543 754

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Occidental Petroleum  38,866 2,448
ONEOK  21,000 1,380
Ovintiv  3,131 159
Par Pacific Holdings  (1) 23,900 556
Phillips 66  19,174 1,996
Pioneer Natural Resources  12,000 2,741
Range Resources  25,146 629
SM Energy  18,563 647
Targa Resources  17,000 1,249
Tellurian  (1)(2) 72,700 122
Texas Pacific Land  155 363
Valero Energy  18,335 2,326
Williams  62,085 2,043
World Fuel Services  14,500 396
86,336
Total Energy 96,522
FINANCIALS 12.3%
Banks 4.2%
1st Source  10,064 534
Ameris Bancorp  5,753 271
Bank of America  358,253 11,865
Bank of Hawaii  4,000 310
Bank OZK  6,200 248
BankUnited  13,400 455
Berkshire Hills Bancorp  8,800 263
Cadence Bank  8,900 219
Central Pacific Financial  5,100 103
Citigroup  95,526 4,321
Citizens Financial Group  23,200 913
Columbia Banking System  2,700 81
Comerica  9,516 636
Cullen/Frost Bankers  4,200 562
Customers Bancorp  (1) 2,500 71
CVB Financial  12,039 310
Dime Community Bancshares  1,900 61
East West Bancorp  9,692 639
Fifth Third Bancorp  35,390 1,161
First BanCorp Puerto Rico  47,600 605
First Business Financial Services  10,000 366
First Citizens BancShares, Class A  519 394
First Financial Bancorp  13,370 324
First Horizon  2,379 58
First Merchants  8,330 342
First Republic Bank  9,800 1,195
Flushing Financial  9,350 181

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fulton Financial  19,774 333
Glacier Bancorp  2,900 143
Hancock Whitney  10,100 489
Home BancShares  16,400 374
Huntington Bancshares  113,909 1,606
JPMorgan Chase  142,164 19,064
KeyCorp  29,913 521
M&T Bank  9,334 1,354
National Bank Holdings, Class A  10,200 429
NBT Bancorp  9,400 408
Northwest Bancshares  4,600 64
Old National Bancorp  19,280 347
Pacific Premier Bancorp  15,200 480
Park National  3,215 453
Peoples Bancorp  14,145 400
Pinnacle Financial Partners  4,100 301
PNC Financial Services Group  20,449 3,230
Popular  11,796 782
Prosperity Bancshares  3,400 247
Regions Financial  49,756 1,073
Renasant  5,175 195
S&T Bancorp  12,700 434
Seacoast Banking  12,900 402
Signature Bank  4,000 461
Simmons First National, Class A  2,664 58
SouthState  4,788 366
SVB Financial Group  (1) 2,481 571
Synovus Financial  5,828 219
Towne Bank  14,400 444
Truist Financial  55,658 2,395
U.S. Bancorp  66,779 2,912
UMB Financial  2,896 242
United Bankshares  7,400 300
Washington Federal  4,342 146
Webster Financial  14,495 686
Wells Fargo  202,160 8,347
WesBanco  8,200 303
Western Alliance Bancorp  8,500 506
Zions Bancorp  8,501 418
77,991
Capital Markets 3.2%
Affiliated Managers Group  3,000 475
Ameriprise Financial  4,300 1,339
Ares Management, Class A  11,116 761
Artisan Partners Asset Management, Class A  6,600 196

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bank of New York Mellon  44,060 2,006
BGC Partners, Class A  92,596 349
BlackRock  6,713 4,757
Blackstone  30,468 2,260
Blue Owl Capital  (2) 47,617 505
Cboe Global Markets  6,500 816
Charles Schwab  78,446 6,531
CME Group  18,804 3,162
Coinbase Global, Class A  (1) 8,600 304
Donnelley Financial Solutions  (1) 7,925 306
FactSet Research Systems  1,550 622
Franklin Resources  (2) 8,000 211
Goldman Sachs Group  17,233 5,917
Intercontinental Exchange  27,564 2,828
Invesco  30,900 556
Janus Henderson Group  9,941 234
Jefferies Financial Group  12,300 422
KKR  21,413 994
Lazard, Class A  19,842 688
LPL Financial Holdings  4,300 930
MarketAxess Holdings  2,700 753
Moody's  5,914 1,648
Morgan Stanley  71,773 6,102
MSCI  4,317 2,008
Nasdaq  15,000 920
Northern Trust  12,000 1,062
Raymond James Financial  13,387 1,430
S&P Global  16,886 5,656
SEI Investments  4,700 274
State Street  21,154 1,641
Tradeweb Markets, Class A  11,557 750
Virtus Investment Partners  2,975 570
Westwood Holdings Group  8,200 91
60,074
Consumer Finance 0.5%
Ally Financial  10,650 260
American Express  25,700 3,797
Bread Financial Holdings  1,204 45
Capital One Financial  18,555 1,725
Discover Financial Services  14,500 1,419
LendingClub  (1) 13,800 122
Navient  15,900 262
OneMain Holdings  7,500 250
SLM  32,600 541
SoFi Technologies, Class A  (1) 34,700 160

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Synchrony Financial  27,785 913
Upstart Holdings  (1)(2) 4,100 54
9,548
Diversified Financial Services 1.6%
Apollo Global Management  24,266 1,548
Berkshire Hathaway, Class B  (1) 86,520 26,726
Equitable Holdings  26,203 752
Voya Financial  11,500 707
29,733
Insurance 2.5%
Aflac  20,000 1,439
Allstate  10,800 1,464
American Financial Group  5,750 789
American International Group  47,312 2,992
Aon, Class A  9,258 2,779
Arch Capital Group  (1) 15,600 979
Arthur J Gallagher  8,500 1,603
Assurant  3,500 438
Axis Capital Holdings  9,100 493
Brown & Brown  2,266 129
BRP Group, Class A  (1) 9,900 249
Chubb  22,033 4,860
Cincinnati Financial  6,869 703
CNA Financial  10,300 435
Erie Indemnity, Class A  2,000 497
Everest Re Group  2,200 729
Fidelity National Financial  16,896 636
First American Financial  8,285 434
Genworth Financial, Class A  (1) 83,400 441
Globe Life  3,522 425
Hanover Insurance Group  4,700 635
Hartford Financial Services Group  24,300 1,843
Kemper  5,500 271
Loews  9,500 554
Markel  (1) 420 553
Marsh & McLennan  27,199 4,501
MBIA  (1) 15,000 193
MetLife  38,874 2,813
Old Republic International  10,987 265
Principal Financial Group  11,100 932
Progressive  26,485 3,435
Prudential Financial  14,700 1,462
RenaissanceRe Holdings  3,592 662
Safety Insurance Group  4,900 413
Selective Insurance Group  5,500 487

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Selectquote  (1) 91,100 61
Travelers  12,523 2,348
United Fire Group  15,300 419
Unum Group  24,003 985
W R Berkley  2,788 202
Willis Towers Watson  5,106 1,249
46,797
Mortgage Real Estate Investment Trusts 0.2%
AG Mortgage Investment Trust, REIT  34,500 183
AGNC Investment, REIT  23,200 240
Annaly Capital Management, REIT  18,175 383
Ares Commercial Real Estate, REIT  (2) 13,200 136
Chimera Investment, REIT  (2) 45,500 250
Franklin BSP Realty Trust, REIT  (2) 18,840 243
Granite Point Mortgage Trust, REIT  16,100 86
New York Mortgage Trust, REIT  (2) 93,100 239
Redwood Trust, REIT  (2) 25,700 174
Starwood Property Trust, REIT  23,400 429
TPG RE Finance Trust, REIT  28,900 196
Two Harbors Investment, REIT  16,575 262
2,821
Thrifts & Mortgage Finance 0.1%
Capitol Federal Financial  20,700 179
MGIC Investment  22,400 291
New York Community Bancorp  26,787 230
Northfield Bancorp  20,200 318
PennyMac Financial Services  7,000 397
Radian Group  11,700 223
WSFS Financial  4,200 191
1,829
Total Financials 228,793
HEALTH CARE 15.5%
Biotechnology 3.1%
AbbVie  90,639 14,648
ACADIA Pharmaceuticals  (1) 34,656 552
Alkermes  (1) 16,100 421
Alnylam Pharmaceuticals  (1) 6,950 1,652
Altimmune  (1) 16,100 265
Amgen  24,487 6,431
AnaptysBio  (1)(2) 9,100 282
Anika Therapeutics  (1) 800 24
Apellis Pharmaceuticals  (1) 13,600 703
Aptevo Therapeutics  (1)(2) 46,200 107
Arcturus Therapeutics Holdings  (1) 5,522 94

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Biogen  (1) 7,220 1,999
BioMarin Pharmaceutical  (1) 8,800 911
Bioxcel Therapeutics  (1)(2) 10,800 232
Blueprint Medicines  (1) 9,700 425
BrainStorm Cell Therapeutics  (1)(2) 64,900 106
Celldex Therapeutics  (1) 11,300 504
Cymabay Therapeutics  (1) 77,300 485
Dynavax Technologies  (1) 11,700 124
Eagle Pharmaceuticals  (1) 10,155 297
Exact Sciences  (1) 10,700 530
Fate Therapeutics  (1) 11,900 120
Gilead Sciences  59,620 5,118
Homology Medicines  (1)(2) 66,000 83
Horizon Therapeutics  (1) 9,300 1,058
iBio  (1)(2) 12,908 6
IGM Biosciences  (1) 12,500 213
ImmunityBio  (1)(2) 32,100 163
Incyte  (1) 4,600 369
Insmed  (1) 32,980 659
Intellia Therapeutics  (1) 7,000 244
Ionis Pharmaceuticals  (1) 20,894 789
Ironwood Pharmaceuticals  (1) 35,336 438
Karuna Therapeutics  (1) 1,600 314
Lexicon Pharmaceuticals  (1) 78,800 151
Ligand Pharmaceuticals  (1) 1,904 127
Moderna  (1) 17,482 3,140
Natera  (1) 7,200 289
Neurocrine Biosciences  (1) 8,600 1,027
Novavax  (1)(2) 8,586 88
Nurix Therapeutics  (1) 11,600 127
Ocugen  (1) 33,300 43
Olema Pharmaceuticals  (1) 50,200 123
Prothena  (1) 5,946 358
RAPT Therapeutics  (1) 7,400 147
Regeneron Pharmaceuticals  (1) 5,487 3,959
Replimune Group  (1) 14,100 384
Sangamo Therapeutics  (1) 67,782 213
Sarepta Therapeutics  (1) 5,832 756
Scholar Rock Holding  (1) 10,000 90
Seagen  (1) 6,173 793
Stoke Therapeutics  (1) 14,400 133
TG Therapeutics  (1)(2) 15,600 185
Ultragenyx Pharmaceutical  (1) 9,700 449
United Therapeutics  (1) 2,300 640
Vertex Pharmaceuticals  (1) 12,338 3,563
Vir Biotechnology  (1) 6,936 176

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Xencor  (1) 23,700 617
57,944
Health Care Equipment & Supplies 2.8%
Abbott Laboratories  82,549 9,063
Accuray  (1)(2) 137,800 288
Align Technology  (1) 3,000 633
Avanos Medical  (1) 13,731 371
Baxter International  23,084 1,177
Becton Dickinson & Company  15,502 3,942
Boston Scientific  (1) 59,124 2,736
Cerus  (1) 1,900 7
Cooper  2,200 727
DENTSPLY SIRONA  13,533 431
Dexcom  (1) 21,881 2,478
Edwards Lifesciences  (1) 25,220 1,882
Embecta  8,400 212
Enovis  (1) 4,003 214
Envista Holdings  (1) 9,300 313
Hologic  (1) 15,444 1,155
ICU Medical  (1) 2,000 315
IDEXX Laboratories  (1) 2,900 1,183
Insulet  (1) 4,100 1,207
Integra LifeSciences Holdings  (1) 2,600 146
Intuitive Surgical  (1) 19,100 5,068
LivaNova  (1) 8,100 450
Masimo  (1) 3,300 488
Medtronic  59,344 4,612
Nevro  (1) 5,900 234
Omnicell  (1) 3,200 161
OraSure Technologies  (1) 55,900 269
Penumbra  (1) 2,100 467
Predictive Oncology  (1) 227,900 70
QuidelOrtho  (1) 5,569 477
ResMed  8,200 1,707
Senseonics Holdings  (1) 119,500 123
Shockwave Medical  (1) 3,000 617
STERIS  6,495 1,200
Stryker  16,954 4,145
Surgalign Holdings  (1) 8,223 16
Surmodics  (1) 3,300 113
Teleflex  4,000 998
Varex Imaging  (1) 8,460 172
Zimmer Biomet Holdings  11,920 1,520
Zimvie  (1) 16,257 152
51,539

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services 3.4%
Acadia Healthcare  (1) 6,290 518
Amedisys  (1) 4,900 409
AmerisourceBergen  6,964 1,154
AMN Healthcare Services  (1) 4,652 478
Brookdale Senior Living  (1) 43,700 119
Cardinal Health  11,315 870
Centene  (1) 28,188 2,312
Cigna  13,338 4,419
CorVel  (1) 1,750 254
CVS Health  59,983 5,590
DaVita  (1) 3,598 269
Elevance Health  12,104 6,209
Encompass Health  9,900 592
Enhabit  (1) 19,150 252
Ensign Group  8,900 842
Guardant Health  (1) 7,800 212
HCA Healthcare  11,262 2,702
HealthEquity  (1) 7,900 487
Henry Schein  (1) 7,100 567
Humana  6,389 3,272
Invitae  (1)(2) 46,902 87
Laboratory Corp. of America Holdings  4,720 1,112
McKesson  7,751 2,908
Molina Healthcare  (1) 3,694 1,220
OPKO Health  (1)(2) 124,700 156
Option Care Health  (1) 16,466 495
Pennant Group  (1) 5,550 61
Psychemedics  2,375 12
Quest Diagnostics  4,500 704
Select Medical Holdings  17,185 427
Surgery Partners  (1) 12,333 344
U.S. Physical Therapy  3,000 243
UnitedHealth Group  46,059 24,420
Universal Health Services, Class B  1,300 183
63,899
Health Care Technology 0.1%
Doximity, Class A  (1)(2) 8,600 289
Multiplan  (1)(2) 114,100 131
NextGen Healthcare  (1) 14,600 274
Phreesia  (1) 11,100 359
Teladoc Health  (1) 5,848 139
Veeva Systems, Class A  (1) 7,400 1,194
2,386

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services 1.8%
10X Genomics, Class A  (1) 8,728 318
Adaptive Biotechnologies  (1) 46,380 354
Agilent Technologies  17,987 2,692
Avantor  (1) 28,382 599
Bio-Rad Laboratories, Class A  (1) 700 294
Bio-Techne  7,600 630
Bruker  11,900 813
Charles River Laboratories International  (1) 2,935 640
CryoPort  (1)(2) 7,000 121
Danaher  33,689 8,942
Illumina  (1) 7,400 1,496
IQVIA Holdings  (1) 6,025 1,234
Mettler-Toledo International  (1) 1,110 1,604
Omniab, Earn Out Shares $12.50  (1) 722 1
Omniab, Earn Out Shares $15.00  (1) 722 —
PerkinElmer  3,635 510
Repligen  (1) 2,956 501
Thermo Fisher Scientific  19,792 10,899
Waters  (1) 1,819 623
West Pharmaceutical Services  4,400 1,036
33,307
Pharmaceuticals 4.3%
Arvinas (1) 5,800 198
Bristol-Myers Squibb  97,584 7,021
Cassava Sciences  (1)(2) 5,900 174
Catalent  (1) 8,200 369
Elanco Animal Health  (1) 54,449 665
Eli Lilly  39,566 14,475
Jazz Pharmaceuticals  (1) 2,804 447
Johnson & Johnson  128,259 22,657
Merck  119,134 13,218
Nektar Therapeutics  (1) 129,300 292
Organon  19,423 542
Perrigo  7,998 273
Pfizer  263,802 13,517
Prestige Consumer Healthcare  (1) 10,200 639
Royalty Pharma, Class A  4,419 175
Theravance Biopharma  (1)(2) 16,371 184
Viatris  95,187 1,059
Zoetis  26,200 3,840
79,745
Total Health Care 288,820

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 9.8%
Aerospace & Defense 1.8%
Aerojet Rocketdyne Holdings  (1) 10,500 587
Axon Enterprise  (1) 3,600 597
Boeing  (1) 28,500 5,429
BWX Technologies  8,075 469
General Dynamics  11,610 2,881
HEICO, Class A  3,909 468
Hexcel  7,400 435
Howmet Aerospace  26,200 1,033
Huntington Ingalls Industries  2,000 461
L3Harris Technologies  11,601 2,415
Lockheed Martin  10,300 5,011
Northrop Grumman  7,095 3,871
Parsons  (1) 4,800 222
Raytheon Technologies  66,699 6,731
Spirit AeroSystems Holdings, Class A  8,566 254
Textron  18,700 1,324
TransDigm Group  1,900 1,196
Triumph Group  (1) 27,400 288
Triumph Group, Warrants, 12/19/23  (1) 8,220 6
Virgin Galactic Holdings  (1)(2) 24,600 86
Woodward  2,800 271
34,035
Air Freight & Logistics 0.6%
CH Robinson Worldwide  7,047 645
Expeditors International of Washington  2,636 274
FedEx  14,100 2,442
GXO Logistics  (1) 6,500 278
United Parcel Service, Class B  39,000 6,780
10,419
Airlines 0.2%
Alaska Air Group  (1) 7,700 331
Allegiant Travel  (1) 5,500 374
American Airlines Group  (1) 17,046 217
Delta Air Lines  (1) 21,500 706
JetBlue Airways  (1) 42,800 277
Southwest Airlines  (1) 32,485 1,094
United Airlines Holdings  (1) 9,315 351
3,350
Building Products 0.6%
A.O. Smith  9,300 532
AAON  7,945 598
Allegion  6,066 639

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Armstrong World Industries  3,647 250
Carlisle  2,600 613
Carrier Global  43,239 1,784
Fortune Brands Innovations  7,600 434
Gibraltar Industries  (1) 5,500 252
Johnson Controls International  26,442 1,692
Lennox International  2,400 574
Masco  16,900 789
Masterbrand  (1) 7,600 57
Owens Corning  5,600 478
PGT Innovations  (1) 24,800 445
Trane Technologies  13,300 2,236
Trex  (1) 9,100 385
Zurn Elkay Water Solutions  15,500 328
12,086
Commercial Services & Supplies 0.5%
ACCO Brands  61,567 344
Brady, Class A  6,500 306
Brink's  700 38
Cintas  2,957 1,335
Copart  (1) 19,000 1,157
CoreCivic  (1) 28,898 334
Harsco  (1) 54,700 344
HNI  16,200 461
IAA  (1) 15,000 600
MillerKnoll  16,400 344
MSA Safety  1,400 202
Republic Services  9,797 1,264
Rollins  7,425 271
Stericycle  (1) 2,000 100
Tetra Tech  825 120
UniFirst  1,400 270
VSE  400 19
Waste Management  14,560 2,284
9,793
Construction & Engineering 0.2%
Arcosa  5,500 299
Dycom Industries  (1) 4,600 431
Fluor  (1) 15,158 525
Granite Construction  12,950 454
MasTec  (1) 7,350 627
Quanta Services  8,064 1,149
WillScot Mobile Mini Holdings  (1) 17,968 812
4,297

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Electrical Equipment 0.7%
AMETEK  12,637 1,766
AZZ  9,900 398
Beam Global  (1)(2) 11,900 208
Eaton  16,026 2,515
Emerson Electric  24,300 2,334
Generac Holdings  (1) 1,000 101
Hubbell  5,062 1,188
nVent Electric  11,046 425
Ocean Power Technologies  (1)(2) 119,800 54
Pioneer Power Solutions  (1)(2) 27,800 74
Plug Power  (1)(2) 39,000 482
Regal Rexnord  4,755 571
Rockwell Automation  6,015 1,549
Sensata Technologies Holding  2,800 113
Sunrun  (1) 9,266 223
Thermon Group Holdings  (1) 10,400 209
Vicor  (1) 2,700 145
Westwater Resources  (1) 66,000 52
12,407
Industrial Conglomerates 1.0%
3M  26,200 3,142
General Electric  59,490 4,985
Honeywell International  34,423 7,377
Roper Technologies  5,800 2,506
18,010
Machinery 2.1%
AGCO  5,100 707
Alamo Group  2,700 382
Caterpillar  24,652 5,906
Chart Industries  (1) 2,400 277
Cummins  8,500 2,059
Deere  12,426 5,328
Dover  5,000 677
EnPro Industries  2,768 301
Esab  4,003 188
ESCO Technologies  5,400 473
Flowserve  9,400 288
Fortive  21,550 1,385
Graco  6,061 408
Helios Technologies  3,200 174
IDEX  4,627 1,056
Illinois Tool Works  16,300 3,591
Ingersoll Rand  23,959 1,252

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ITT  5,400 438
John Bean Technologies  5,509 503
Lincoln Electric Holdings  3,300 477
Middleby  (1) 3,312 443
Mueller Water Products, Class A  27,004 291
Nordson  2,800 666
Otis Worldwide  27,369 2,143
PACCAR  22,867 2,263
Parker-Hannifin  7,213 2,099
RBC Bearings  (1) 2,600 544
Snap-on  2,600 594
Stanley Black & Decker  8,380 630
Terex  6,100 261
Timken  5,100 360
Toro  6,284 711
Watts Water Technologies, Class A  3,200 468
Westinghouse Air Brake Technologies  8,088 807
Xylem  7,400 818
38,968
Marine 0.0%
Matson  4,400 275
275
Professional Services 0.6%
Barrett Business Services  2,600 243
Booz Allen Hamilton Holding  11,566 1,209
CACI International, Class A  (1) 1,800 541
Clarivate  (1) 19,900 166
CoStar Group  (1) 19,990 1,545
Equifax  6,300 1,225
Forrester Research  (1) 4,081 146
Franklin Covey  (1) 3,600 168
FTI Consulting  (1) 4,209 668
Huron Consulting Group  (1) 6,221 452
Insperity  4,400 500
Jacobs Solutions  3,700 444
Korn Ferry  7,000 354
Leidos Holdings  8,599 905
ManpowerGroup  2,900 241
Mastech Digital  (1) 18,002 198
Robert Half International  4,000 295
Science Applications International  2,300 255
TransUnion  14,500 823
TrueBlue  (1) 1,300 26
Upwork  (1) 18,800 196

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verisk Analytics  7,727 1,363
11,963
Road & Rail 1.0%
Avis Budget Group  (1) 3,822 627
CSX  124,200 3,848
JB Hunt Transport Services  4,300 750
Knight-Swift Transportation Holdings  8,950 469
Landstar System  3,100 505
Lyft, Class A  (1) 20,642 227
Norfolk Southern  12,570 3,097
Old Dominion Freight Line  4,750 1,348
Ryder System  3,300 276
Saia  (1) 1,851 388
Uber Technologies  (1) 79,080 1,956
Union Pacific  28,155 5,830
Werner Enterprises  4,275 172
Yellow  (1) 16,900 42
19,535
Trading Companies & Distributors 0.5%
Air Lease  10,687 411
Beacon Roofing Supply  (1) 6,100 322
Fastenal  17,900 847
Ferguson  8,732 1,109
GATX  2,700 287
GMS  (1) 10,351 515
McGrath RentCorp  3,600 355
MSC Industrial Direct, Class A  5,100 417
NOW  (1) 22,030 280
Rush Enterprises, Class A  1,500 78
SiteOne Landscape Supply  (1) 3,300 387
United Rentals  (1) 3,800 1,351
Univar Solutions  (1) 8,200 261
Veritiv  3,800 462
Watsco  2,000 499
WW Grainger  2,000 1,113
8,694
Total Industrials & Business Services 183,832
INFORMATION TECHNOLOGY 24.3%
Communications Equipment 0.9%
ADTRAN Holdings  18,600 350
Arista Networks  (1) 12,900 1,565
Ciena  (1) 9,699 495
Cisco Systems  190,432 9,072
Extreme Networks  (1) 34,128 625

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
F5  (1) 900 129
Juniper Networks  22,280 712
Lumentum Holdings  (1) 5,248 274
Motorola Solutions  9,414 2,426
Ubiquiti  (2) 600 164
Viasat  (1) 8,500 269
16,081
Electronic Equipment, Instruments & Components 0.8%
Amphenol, Class A  31,600 2,406
Arrow Electronics  (1) 2,700 282
Avnet  1,948 81
Belden  4,100 295
CDW  5,100 911
Cognex  8,700 410
Coherent  (1) 4,704 165
Corning  35,810 1,144
FARO Technologies  (1) 9,800 288
Insight Enterprises  (1) 3,650 366
IPG Photonics  (1) 2,600 246
Keysight Technologies  (1) 11,844 2,026
Knowles  (1) 19,600 322
Littelfuse  1,900 418
MicroVision  (1)(2) 42,800 101
Napco Security Technologies  (1) 13,814 380
Plexus  (1) 4,700 484
Sanmina  (1) 3,602 206
TE Connectivity  15,838 1,818
Teledyne Technologies  (1) 3,679 1,471
Trimble  (1) 12,900 652
TTM Technologies  (1) 9,200 139
Vishay Intertechnology  13,620 294
Vontier  8,300 160
Zebra Technologies, Class A  (1) 1,250 321
15,386
IT Services 4.4%
Accenture, Class A  33,293 8,884
Affirm Holdings  (1)(2) 8,200 79
Akamai Technologies  (1) 5,400 455
Automatic Data Processing  18,000 4,300
Block, Class A  (1) 22,694 1,426
Broadridge Financial Solutions  8,525 1,143
Cloudflare, Class A  (1) 15,100 683
Cognizant Technology Solutions, Class A  26,300 1,504
DXC Technology  (1) 13,700 363
EPAM Systems  (1) 3,500 1,147

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Euronet Worldwide  (1) 6,800 642
Fastly, Class A  (1)(2) 30,976 254
Fidelity National Information Services  34,091 2,313
Fiserv  (1) 36,096 3,648
FleetCor Technologies  (1) 6,100 1,120
Gartner  (1) 2,256 758
Genpact  7,500 347
Global Payments  18,439 1,831
GoDaddy, Class A  (1) 7,086 530
International Business Machines  40,132 5,654
Jack Henry & Associates  3,400 597
Kratos Defense & Security Solutions  (1) 18,817 194
Kyndryl Holdings  (1) 10,005 111
Mastercard, Class A  43,481 15,120
Maximus  3,800 279
MongoDB  (1) 4,311 849
Okta  (1) 7,552 516
Paychex  11,823 1,366
PayPal Holdings  (1) 54,812 3,904
Snowflake, Class A  (1) 12,800 1,837
SS&C Technologies Holdings  7,370 384
Twilio, Class A  (1) 9,386 460
VeriSign  (1) 5,500 1,130
Visa, Class A  83,018 17,248
Western Union  10,592 146
WEX  (1) 2,700 442
81,664
Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices  (1) 86,512 5,603
Analog Devices  22,471 3,686
Applied Materials  39,778 3,874
Broadcom  20,490 11,457
Cirrus Logic  (1) 4,187 312
Diodes  (1) 2,562 195
Enphase Energy  (1) 7,143 1,893
Entegris  11,554 758
First Solar  (1) 7,100 1,063
Intel  186,126 4,919
KLA  7,340 2,767
Lam Research  6,966 2,928
Marvell Technology  52,016 1,927
Microchip Technology  25,888 1,819
Micron Technology  59,980 2,998
MKS Instruments  4,680 397
Monolithic Power Systems  2,751 973

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NVIDIA  125,020 18,270
NXP Semiconductors  9,387 1,483
ON Semiconductor  (1) 26,230 1,636
Onto Innovation  (1) 3,500 238
Power Integrations  3,800 272
Qorvo  (1) 1,652 150
QUALCOMM  55,900 6,146
Semtech  (1) 8,300 238
SiTime  (1) 1,800 183
Skyworks Solutions  6,779 618
SolarEdge Technologies  (1) 2,600 736
Teradyne  7,973 696
Texas Instruments  47,316 7,818
Wolfspeed  (1)(2) 6,104 421
86,474
Software 8.2%
Adobe (1) 21,580 7,262
ANSYS  (1) 3,341 807
Appian, Class A  (1) 3,772 123
AppLovin, Class A  (1)(2) 13,400 141
Asana, Class A  (1)(2) 7,900 109
Aspen Technology  (1) 2,296 472
Atlassian, Class A  (1) 8,692 1,118
Autodesk  (1) 7,921 1,480
Bill.com Holdings  (1) 5,700 621
Black Knight  (1) 10,363 640
Cadence Design Systems  (1) 17,366 2,790
Cerence  (1) 6,437 119
Ceridian HCM Holding  (1) 14,191 910
CommVault Systems  (1) 3,700 232
Consensus Cloud Solutions  (1) 800 43
Coupa Software  (1) 5,100 404
Crowdstrike Holdings, Class A  (1) 13,162 1,386
Datadog, Class A  (1) 13,300 978
Digital Turbine  (1) 21,500 328
DocuSign  (1) 10,700 593
Dolby Laboratories, Class A  5,000 353
Dynatrace  (1) 12,300 471
Fair Isaac  (1) 1,405 841
Five9  (1) 4,800 326
Fortinet  (1) 31,900 1,560
Gen Digital  33,164 711
Guidewire Software  (1) 3,100 194
HubSpot  (1) 3,775 1,091
InterDigital  3,600 178

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Intuit  14,605 5,685
LiveRamp Holdings  (1) 9,000 211
Manhattan Associates  (1) 6,193 752
Microsoft  367,617 88,162
MicroStrategy, Class A  (1)(2) 1,000 142
NCR  (1) 2,500 58
New Relic  (1) 4,800 271
Oracle  68,500 5,599
PagerDuty  (1) 10,400 276
Palantir Technologies, Class A  (1) 88,646 569
Palo Alto Networks  (1) 15,200 2,121
Paycom Software  (1) 2,465 765
Paylocity Holding  (1) 2,700 524
Pegasystems  11,438 392
Procore Technologies  (1) 7,700 363
PTC  (1) 4,380 526
RingCentral, Class A  (1) 5,108 181
Salesforce  (1) 52,359 6,942
SentinelOne, Class A  (1) 29,148 425
ServiceNow  (1) 9,100 3,533
Smartsheet, Class A  (1) 17,000 669
Splunk  (1) 4,925 424
Sprout Social, Class A  (1)(2) 2,800 158
Synopsys  (1) 9,035 2,885
Tyler Technologies  (1) 950 306
UiPath, Class A  (1) 26,775 340
Unity Software  (1) 14,900 426
VMware, Class A  (1) 10,195 1,252
Workday, Class A  (1) 11,400 1,908
Workiva  (1) 4,500 378
Zoom Video Communications, Class A  (1) 12,256 830
Zscaler  (1) 4,300 481
153,835
Technology Hardware, Storage & Peripherals 5.4%
Apple  733,296 95,277
Dell Technologies, Class C  7,073 284
Hewlett Packard Enterprise  78,499 1,253
HP  46,318 1,245
NetApp  6,942 417
Pure Storage, Class A  (1) 25,000 669
Seagate Technology Holdings  6,739 355
Turtle Beach  (1)(2) 24,700 177
Western Digital  (1) 26,603 839
100,516
Total Information Technology 453,956

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS 3.1%
Chemicals 1.9%
Air Products & Chemicals  12,200 3,761
Albemarle  5,400 1,171
Amyris  (1)(2) 29,800 46
Axalta Coating Systems  (1) 11,200 285
Cabot  5,120 342
Celanese  6,340 648
CF Industries Holdings  13,240 1,128
Chemours  11,980 367
Corteva  34,645 2,036
Dow  29,867 1,505
DuPont de Nemours  16,861 1,157
Eastman Chemical  3,840 313
Ecolab  9,311 1,355
FMC  8,200 1,023
HB Fuller  4,200 301
Huntsman  20,279 557
Ingevity  (1) 1,912 135
International Flavors & Fragrances  11,175 1,172
Linde  25,704 8,384
LyondellBasell Industries, Class A  8,582 713
Minerals Technologies  8,400 510
Mosaic  16,582 727
PPG Industries  15,943 2,005
Quaker Chemical  (2) 1,100 184
RPM International  10,900 1,062
Scotts Miracle-Gro  (2) 2,236 109
Sherwin-Williams  13,800 3,275
Valvoline  11,587 378
34,649
Construction Materials 0.2%
Eagle Materials  2,598 345
Martin Marietta Materials  3,800 1,284
Vulcan Materials  7,566 1,325
2,954
Containers & Packaging 0.4%
Amcor  79,300 944
AptarGroup  1,790 197
Avery Dennison  4,800 869
Ball  18,000 920
Berry Global Group  6,200 375
Crown Holdings  2,596 213
International Paper  21,444 743

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Myers Industries  17,660 393
O-I Glass  (1) 24,841 412
Packaging Corp. of America  7,400 946
Sealed Air  15,225 759
Westrock  16,376 576
7,347
Metals & Mining 0.6%
Arconic (1) 7,497 159
Carpenter Technology  3,459 128
Cleveland-Cliffs  (1) 41,400 667
Commercial Metals  11,800 570
Compass Minerals International  7,000 287
Freeport-McMoRan  61,196 2,325
Hecla Mining  87,800 488
Newmont  30,948 1,461
Nucor  11,662 1,537
Reliance Steel & Aluminum  4,000 810
Royal Gold  4,100 462
Steel Dynamics  10,600 1,036
TimkenSteel  (1) 28,100 510
10,440
Paper & Forest Products 0.0%
Clearwater Paper  (1) 3,264 123
Louisiana-Pacific  10,400 616
739
Total Materials 56,129
REAL ESTATE 3.2%
Equity Real Estate Investment Trusts 3.1%
Acadia Realty Trust, REIT  27,391 393
Agree Realty, REIT  8,800 624
Alexandria Real Estate Equities, REIT  7,800 1,136
American Homes 4 Rent, Class A, REIT  16,408 495
American Tower, REIT  21,045 4,459
Apartment Income REIT, REIT  13,462 462
Apple Hospitality REIT, REIT  14,800 234
AvalonBay Communities, REIT  8,386 1,354
Boston Properties, REIT  4,900 331
Camden Property Trust, REIT  6,500 727
Chatham Lodging Trust, REIT  24,900 306
City Office REIT, REIT  17,800 149
Cousins Properties, REIT  15,560 393
Crown Castle, REIT  19,237 2,609
CubeSmart, REIT  25,284 1,018
Digital Realty Trust, REIT  9,993 1,002

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Douglas Emmett, REIT  12,900 202
EastGroup Properties, REIT  2,600 385
Elme Communities, REIT  19,700 351
EPR Properties, REIT  7,971 301
Equinix, REIT  4,856 3,181
Equity LifeStyle Properties, REIT  13,200 853
Equity Residential, REIT  16,800 991
Essex Property Trust, REIT  3,694 783
Extra Space Storage, REIT  8,600 1,266
Federal Realty Investment Trust, REIT  2,900 293
First Industrial Realty Trust, REIT  11,000 531
Four Corners Property Trust, REIT  18,413 477
Gaming & Leisure Properties, REIT  8,060 420
Getty Realty, REIT  (2) 7,958 269
Healthpeak Properties, REIT  18,100 454
Hersha Hospitality Trust, Class A, REIT  27,600 235
Highwoods Properties, REIT  8,900 249
Host Hotels & Resorts, REIT  40,419 649
Innovative Industrial Properties, REIT  2,700 274
Invitation Homes, REIT  33,383 989
Iron Mountain, REIT  17,891 892
JBG SMITH Properties, REIT  13,782 262
Kilroy Realty, REIT  7,100 275
Kite Realty Group Trust, REIT  15,600 328
KRC Interim, REIT  39,909 845
Lamar Advertising, Class A, REIT  5,000 472
Macerich, REIT  23,200 261
Mid-America Apartment Communities, REIT  3,288 516
National Retail Properties, REIT  5,100 233
National Storage Affiliates Trust, REIT  9,800 354
One Liberty Properties, REIT  6,399 142
Prologis, REIT  43,850 4,943
Public Storage, REIT  8,352 2,340
Rayonier, REIT  9,440 311
Realty Income, REIT  26,253 1,665
Regency Centers, REIT  5,100 319
Retail Opportunity Investments, REIT  26,500 398
Rexford Industrial Realty, REIT  12,077 660
Ryman Hospitality Properties, REIT  4,368 357
Safehold, REIT  (2) 10,000 286
SBA Communications, REIT  7,000 1,962
Simon Property Group, REIT  14,838 1,743
SITE Centers, REIT  42,500 581
SL Green Realty, REIT  (2) 8,644 291
STAG Industrial, REIT  16,900 546
Sun Communities, REIT  6,186 885

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Terreno Realty, REIT  9,500 540
UDR, REIT  5,979 232
Urban Edge Properties, REIT  29,692 418
Ventas, REIT  23,018 1,037
VICI Properties, REIT  29,915 969
Vornado Realty Trust, REIT  12,878 268
Welltower, REIT  26,190 1,717
Weyerhaeuser, REIT  38,825 1,204
Whitestone REIT, REIT  28,900 279
WP Carey, REIT  14,402 1,126
58,502
Real Estate Management & Development 0.1%
CBRE Group, Class A  (1) 7,679 591
Douglas Elliman  41,627 169
eXp World Holdings  (2) 13,900 154
Jones Lang LaSalle  (1) 1,300 207
Newmark Group, Class A  19,318 154
Opendoor Technologies, Class A  (1)(2) 48,100 56
Redfin  (1)(2) 21,700 92
RMR Group, Class A  3,631 103
Seritage Growth Properties, Class A, REIT  (1)(2) 15,650 185
St. Joe  8,500 328
Zillow Group, Class A  (1) 6,600 206
Zillow Group, Class C  (1) 7,500 242
2,487
Total Real Estate 60,989
UTILITIES 3.0%
Electric Utilities 1.8%
ALLETE  933 60
Alliant Energy  12,300 679
American Electric Power  21,950 2,084
Constellation Energy  14,740 1,271
Duke Energy  32,606 3,358
Edison International  19,000 1,209
Entergy  8,500 956
Evergy  10,665 671
Eversource Energy  19,224 1,612
Exelon  52,104 2,253
FirstEnergy  23,673 993
Hawaiian Electric Industries  11,358 475
IDACORP  4,685 505
MGE Energy  4,929 347
NextEra Energy  101,997 8,527
OGE Energy  13,600 538

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Otter Tail  3,399 200
PG&E  (1) 92,200 1,499
Pinnacle West Capital  6,200 471
PPL  31,700 926
Southern  55,000 3,928
Xcel Energy  27,730 1,944
34,506
Gas Utilities 0.1%
Atmos Energy  1,926 216
National Fuel Gas  10,300 652
ONE Gas  6,700 507
Spire  9,500 654
UGI  5,100 189
2,218
Independent Power & Renewable Electricity Producers 0.1%
AES  31,155 896
Vistra  13,184 306
1,202
Multi-Utilities 0.9%
Ameren  15,000 1,334
Avista  7,210 320
Black Hills  6,400 450
CenterPoint Energy  24,400 732
CMS Energy  22,600 1,431
Consolidated Edison  11,576 1,103
Dominion Energy  48,827 2,994
DTE Energy  10,352 1,217
NiSource  25,408 697
Public Service Enterprise Group  22,200 1,360
Sempra Energy  17,051 2,635
WEC Energy Group  17,408 1,632
15,905
Water Utilities 0.1%
American States Water  6,400 592
American Water Works  6,700 1,021
Cadiz  (1)(2) 56,600 142
California Water Service Group  8,125 493
Essential Utilities  5,446 260
2,508
Total Utilities 56,339
Total Common Stocks (Cost $895,406) 1,859,932

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.30%  (4)(5) 8,338,091 8,338
8,338
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 3.308%, 2/16/23  (6) 620,000 617
617
Total Short-Term Investments (Cost $8,956) 8,955
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.30%  (4)(5) 9,508,491 9,508
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 9,508
Total Securities Lending Collateral (Cost $9,508) 9,508
Total Investments in Securities
100.4% of Net Assets
(Cost $913,870) $ 1,878,395

T. ROWE PRICE Total Equity Market Index Fund

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at December 31, 2022.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At December 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Total Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 18 Russell 2000 E-Mini Index contracts 3/23 1,594 $ (47)
Long, 47 S&P 500 E-Mini Index contracts 3/23 9,073 (304)
Net payments (receipts) of variation margin to date 320
Variation margin receivable (payable) on open futures contracts $ (31)

T. ROWE PRICE Total Equity Market Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.30% $ — $ — $ 133++
Totals $ —# $ — $ 133+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
T. Rowe Price Government
Reserve Fund, 4.30% $ 21,309  ¤   ¤ $ 17,846
Total $ 17,846^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $133 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,846.

T. ROWE PRICE Total Equity Market Index Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $913,870) $ 1,878,395
Dividends and interest receivable 1,738
Receivable for shares sold 1,208
Receivable for investment securities sold 974
Cash 1
Other assets 160
Total assets 1,882,476
Liabilities
Obligation to return securities lending collateral 9,604
Payable for investment securities purchased 1,135
Payable for shares redeemed 1,055
Due to affiliates 166
Investment management fees payable 146
Variation margin payable on futures contracts 31
Payable to directors 1
Other liabilities 242
Total liabilities 12,380
NET ASSETS $ 1,870,096
Net Assets Consist of:
Total distributable earnings (loss) $ 961,607
Paid-in capital applicable to 45,582,180 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 908,489
NET ASSETS $ 1,870,096
NET ASSET VALUE PER SHARE $ 41.03

T. ROWE PRICE Total Equity Market Index Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $10) $ 31,559
Securities lending 279
    Interest 9
Other 1
Total income 31,848
Expenses
Investment management 1,862
Shareholder servicing 1,989
Prospectus and shareholder reports 78
Custody and accounting 225
Registration 49
Legal and audit 28
Directors 5
Miscellaneous 13
Waived / paid by Price Associates (3)
Total expenses 4,246
Net investment income 27,602
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 54,012
Futures (1,986)
Net realized gain 52,026
Change in net unrealized gain / loss
Securities (567,191)
Futures (546)
Change in net unrealized gain / loss (567,737)
Net realized and unrealized gain / loss (515,711)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (488,109)

T. ROWE PRICE Total Equity Market Index Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 27,602 $ 25,552
Net realized gain 52,026 503,912
Change in net unrealized gain / loss (567,737) 31,697
Increase (decrease) in net assets from operations (488,109) 561,161
Distributions to shareholders
Net earnings (27,509) (40,209)
Capital share transactions
*
Shares sold 204,448 569,181
Distributions reinvested 24,940 36,811
Shares redeemed (504,251) (897,514)
Decrease in net assets from capital share
transactions (274,863) (291,522)
Net Assets
Increase (decrease) during period (790,481) 229,430
Beginning of period 2,660,577 2,431,147
End of period $ 1,870,096 $ 2,660,577
*Share information (000s)
Shares sold 4,587 12,075
Distributions reinvested 600 726
Shares redeemed (10,976) (19,400)
Decrease in shares outstanding (5,789) (6,599)

T. ROWE PRICE Total Equity Market Index Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment
Company Act of 1940 (the 1940 Act). The Total Equity Market Index Fund (the fund)
is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to match the performance of the entire U.S. stock market.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.

T. ROWE PRICE Total Equity Market Index Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Total Equity Market Index Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing

T. ROWE PRICE Total Equity Market Index Fund

services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Total Equity Market Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2022, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,859,931 $ 1 $ — $ 1,859,932
Short-Term Investments 8,338 617 — 8,955
Securities Lending Collateral 9,508 — — 9,508
Total $ 1,877,777 $ 618 $ — $ 1,878,395
Liabilities
Futures Contracts* $ 351 $ — $ — $ 351
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Equity Market Index Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Equity derivatives Futures $ 351
Total $ 351
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ (1,986)
Total $ (1,986)

T. ROWE PRICE Total Equity Market Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of December 31, 2022, securities valued at $610,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk.
The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Change in Unrealized
Gain (Loss)
Equity derivatives $ (546)
Total $ (546)

T. ROWE PRICE Total Equity Market Index Fund

gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2022, the value of loaned securities was
$9,228,000; the value of cash collateral and related investments was $9,604,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $99,625,000 and $371,859,000, respectively, for the year ended
December 31, 2022.

T. ROWE PRICE Total Equity Market Index Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2022, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 27,424 $ 28,503
Long-term capital gain 85 11,706
Total distributions $ 27,509 $ 40,209
($000s)
Cost of investments $ 915,699
Unrealized appreciation $ 1,061,286
Unrealized depreciation (98,590)
Net unrealized appreciation (depreciation) $ 962,696

T. ROWE PRICE Total Equity Market Index Fund

At December 31, 2022, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to post-October loss deferrals and late-year ordinary loss deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for post-October capital loss deferrals and late-year ordinary loss deferrals.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Net unrealized appreciation (depreciation) 962,696
Loss carryforwards and deferrals (1,089)
Total distributable earnings (loss) $ 961,607

T. ROWE PRICE Total Equity Market Index Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee and pay the fund for any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The fund is required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2022 as indicated in the table below and remain subject to repayment by the fund.
In addition the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive its management fee or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.30%. The agreement may only be terminated with approval by the fund’s shareholders. The fund is required to repay Price Associates for expenses previously waived/paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the
Expense limitation 0.22%
Expense limitation date 04/30/24
(Waived)/repaid during the period ($000s) $(3)

T. ROWE PRICE Total Equity Market Index Fund

repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the year ended December 31, 2022.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the year ended December 31,
2022, expenses incurred pursuant to these service agreements were $102,000 for Price
Associates; $861,000 for T. Rowe Price Services, Inc.; and $179,000 for T. Rowe Price
Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Total Equity Market Index Fund

NOTE 8 - BORROWING
To provide temporary liquidity, the fund may borrow from other T. Rowe Price-
sponsored mutual funds under an interfund borrowing program developed and managed by Price Associates. The program permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured.
During the year ended December 31, 2022, the fund incurred $6,000 in interest expense related to outstanding borrowings on four days in the average amount of
$35,375,000 and at an average annual rate of 1.67%. At December 31, 2022, there were no borrowings outstanding.
NOTE 9 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Total Equity Market Index Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Index Trust, Inc. and Shareholders of
T. Rowe Price Total Equity Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Total Equity Market Index Fund (one of the
funds constituting T. Rowe Price Index Trust, Inc., referred to hereafter as the "Fund") as of December 31, 2022, the related statement of operations for the year ended December
31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Total Equity Market Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Total Equity Market Index Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$369,000 from short-term capital gains
$51,409,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $28,725,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $27,413,000 of the fund's income qualifies for the dividends-
received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Total Equity Market Index Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Total Equity Market Index Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Total Equity Market Index Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Total Equity Market Index Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Total Equity Market Index Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With Index Trust Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President,
and Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Total Equity Market Index Fund

Name (Year of Birth)
Position Held With Index Trust Principal Occupation(s)
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Michael K. Sewell (1982)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Neil Smith (1972)
President
Vice President, Price Hong Kong, Price Japan, Price
Singapore, T. Rowe Price Group, Inc., and Price
International
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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RETIREMENT
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1
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GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
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Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
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Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
F123-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$21,734	$21,172
Audit-Related Fees	-	-
Tax Fees	-	1,540
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.   Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2023